FORM 24-F2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

1. Name and address of issuer:

          THE RIGHTIME FUND, INC.
          218 Glenside Avenue
          Wyncote, Pennsylvania 19095


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
    or classes):					 X
                     ---


3. Investment Company Act Filer Number:

         811-4231

    Securities Act Filer Number:

         2-95943

4. (a) Last day of fiscal year for which this notice is filed:

         October 31, 1997

   (b) Check box if this form is being filed late (i.e., more than 90 calander days after the end of the Issuer's fiscal year).
       (See Instruction A.2)

         Not Applicable

   (c) Check box if this is the last time the issuer will be filing this Form.

         Not Applicable


5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                                                       $78,593,141

    (ii) Aggregate price of shares redeemed or repurchased
         during the fiscal year:
                                                       $146,390,972

   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                                       $0

    (iv) Total available redemption credits [add Items 5(ii) and 5(iii):

                                                       $146,390,972

    (v) Net sales - if Item 5(i) is greater then Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:

                                                       $0

    (vi) Redemption credits available for use in future years -
         if Item 5(i) is less then Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                       $67,797,831


    (vii) Multiplier for determining registration fee (See
          Instruction C.9):
                                                       .0002950000

   (viii) Registation fee due [multiply Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):
                                                       $0


6 Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
    of securities (number of shares or other units) deducted here:      ---
    If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which the form is filled that are available for use by the issuer in future fiscal
    years, then state that number here:     ---

         Not Applicable


7. Interest due - If Form is being filed more than 90 days after the end of the issuers fiscal year (See Instruction D):

                                                       $0

8. Total of the amount of registration fee due plus any interest due
   [line 5(viii) plus line 7]:
		                                            		       $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery

			 ---    Wire  Transfer
			 ---    Mail or Other means

        Not Applicable




This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

         /s/ Curtis F. Hartranft
         Curtis F. Hartranft
         Assistant Secretary

Date
                                                                   1/29/98

* Please print the name and title of the signing officer below the signature